SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

During February 2019, the Company issued three warrants each to purchase 25,000 shares of common stock at a purchase price of $0.64 per share for Advisory Board Agreement services to be rendered over a twelve month period commencing February 15, 2019. The warrants were each valued at $8,455, fair value, using the Black-Scholes Option Pricing Formula, vesting over the next twelve months with each vesting 2,087 immediately, 2,083 vesting per month on the first day of the next eleven months commencing March 1, 2019. The warrants expire in five years. The expense is being recognized based on service terms of the agreement over a twelve month period.